Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value of liabilities
Financial Liabilities	£ 688,802	£ 668,607
Amortised cost
Fair value of liabilities
Financial Liabilities	556,148	534,112
Deposits by banks
Fair value of liabilities
Financial Liabilities	38,148	31,452
Deposits by banks | Amortised cost
Fair value of liabilities
Financial Liabilities	38,148	31,452
Customer deposits
Fair value of liabilities
Financial Liabilities	436,756	433,490
Customer deposits | Amortised cost
Fair value of liabilities
Financial Liabilities	436,756	433,490
Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	9,546	1,729
Settlement balances liabilities | Amortised cost
Fair value of liabilities
Financial Liabilities	9,546	1,729
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	65,940	61,087
Financial liabilities (other) | Amortised cost
Fair value of liabilities
Financial Liabilities	62,013	57,539
Debt securities in issue | Amortised cost
Fair value of liabilities
Financial Liabilities	62,000	57,500
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,006	6,136
Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Financial Liabilities	5,772	5,902
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,287	3,316
Notes in circulation | Amortised cost
Fair value of liabilities
Financial Liabilities	3,287	3,316
Items where fair value approximates carrying value | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	4,600	4,300
Items where fair value approximates carrying value | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	366,100	363,000
Items where fair value approximates carrying value | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	9,500	1,700
Items where fair value approximates carrying value | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,300	3,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	38,000	31,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	29,700	23,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,700	3,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	436,700	433,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	24,200	24,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	46,400	46,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	9,500	1,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	62,700	57,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	54,000	48,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt securities in issue | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	8,700	8,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	5,900	6,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	5,900	6,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,300	3,300
At fair value
Fair value of liabilities
Fair value, Financial Liabilities	128,989	130,578
At fair value | Level 1
Fair value of liabilities
Fair value, Financial Liabilities	9,749	8,766
At fair value | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	118,842	121,318
At fair value | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	398	494	£ 686	£ 691
At fair value | Financial liabilities (other) | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	55	28	£ 26	£ 3
At fair value | Financial liabilities, subordinated
Fair value of liabilities
Fair value, Financial Liabilities	234	234
At fair value | Financial liabilities, subordinated | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	£ 234	£ 234